BUSINESS COMBINATION AND BRANCH SALES (Tables)	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Summary of the Consideration Paid and the Amounts of the Assets Acquired and Liabilities Assumed Recognized at the Acquisition Date

The following table summarizes the consideration paid for First Independence and the amounts of the assets acquired and liabilities assumed recognized at the acquisition date:

Fair value of consideration:
Cash	$14,741

Recognized amounts of identifiable assets acquired and liabilities assumed:
Cash and due from banks	$5,695
Available-for-sale securities	29,355
Federal Reserve Bank and Federal Home Loan Bank stock	1,419
Loans	89,901
Premises and equipment	1,163
Core deposit intangible	717
Other real estate owned	115
Deferred tax asset, net	2,535
Interest receivable	197
Other assets	3,939

Total assets acquired	135,036

Deposits	87,096
Federal Home Loan Bank advances	31,603
Interest payable and other liabilities	914

Total liabilities assumed	119,613

Total identifiable net assets	15,423

Gain on acquisition	(682)

$14,741

Schedule Of Acquisitions By Acquisition At Acquisition Date

The following table presents additional information about the loans acquired in the First Independence acquisition as of the date of acquisition:

	Non-Credit Impaired	Purchase Credit Impaired
Contractually required principal	$88,848	$2,146
Non-accretable difference (expected losses)	—	(506)

Cash flows expected to be collected	88,848	1,640
Accretable yield	(587)	—

Fair value of acquired loans	$88,261	$1,640

Schedule Of Carrying Amounts Of Purchased Loans At Acquisition

The following table presents the carrying value of the loans acquired in the First Independence acquisition by class, as of the date of acquisition:

	Non-Credit Impaired	Purchased Credit Impaired	Total
Commercial real estate	$12,300	$718	$13,018
Commercial and industrial	425	—	425
Residential real estate	70,368	891	71,259
Agricultural real estate	—	—	—
Consumer	4,994	31	5,025
Agricultural	174	—	174

Fair value of acquired loans	$88,261	$1,640	$89,901